Average Annual Total Returns - International Equity Portfolio	International Equity Portfolio 1 Yr	International Equity Portfolio 5 Yr	International Equity Portfolio 10 Yr	MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Yr		MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Yr		MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Yr		MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes) 1 Yr		MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes) 5 Yr		MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes) 10 Yr		MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Yr	MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Yr	MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) International Multi-Cap Value Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) International Multi-Cap Value Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) International Multi-Cap Value Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	(2.71%)	3.12%	3.26%	10.65%	[1]	8.93%	[1]	4.92%	[1]	11.13%	[1]	9.44%	[1]	5.40%	[1]	7.82%	7.45%	5.51%	1.80%	5.08%	3.71%

[1]	With respect to its broad-based benchmark, the Portfolio has elected to calculate the MSCI® All Country World (ex-US) Index net of withholding taxes on reinvested dividends rather than the MSCI® All Country World (ex-US) Index gross of withholding taxes on reinvested dividends because the net calculation more closely reflects the Portfolio’s performance for an investor.